Fair Value Measurements (Fair Value of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 2,477	$ 1,841	$ 4,304
Securities available-for-sale	40,420	48,361
Loans held for sale	337	2,426
Loans receivable	207,996	201,462
Accrued interest receivable	954	1,006
Deposits	212,312	203,516
FHLB-NY advances	19,889	37,130
Accrued interest payable	130	93
Cash and cash equivalents, Fair Value Disclosure	2,477	1,841
Loans held for sale, Fair Value Disclosure	337	2,426
Loans receivable, Fair Value Disclosure	224,884	228,507
Accrued interest receivable, Fair Value Disclosure	954	1,006
Deposits, Fair Value Disclosure	213,595	205,054
FHLB-NY advances, Fair Value Disclosure	20,976	38,366
Accrued interest payable, Fair Value Disclosure	130	93
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents, Fair Value Disclosure	2,477	1,841
(Level 2) Significant Other Observable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities available-for-sale	40,420	48,361
Loans held for sale, Fair Value Disclosure	337	2,426
Accrued interest receivable, Fair Value Disclosure	954	1,006
Deposits, Fair Value Disclosure	213,595	205,054
FHLB-NY advances, Fair Value Disclosure	20,976	38,366
Accrued interest payable, Fair Value Disclosure	130	93
(Level 3) Significant Unobservable Inputs [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Loans receivable, Fair Value Disclosure	$ 224,884	$ 228,507